UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  September 30, 2010
                                              --------------------

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GENERAL ATLANTIC LLC
           --------------------------------
Address:          3 Pickwick Plaza
           --------------------------------
                  Greenwich, CT  06830
           --------------------------------


Form 13F File Number:          028-03473
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas J. Murphy
           ---------------------------------
Title:            Chief Financial Officer
           ---------------------------------
Phone:            (203) 629-8600
           ---------------------------------

Signature, Place, and Date of Signing:

  /s/ Thomas J. Murphy           Greenwich, CT            November 12, 2010
--------------------------    -------------------      -----------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                           -----------------------

Form 13F Information Table Entry Total:               9
                                           -----------------------

Form 13F Information Table Value Total:           $3,027,084
                                           -----------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                FORM 13F INFORMATION TABLE
                                                --------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1        COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
--------------    ----------  ---------   ----------  ----------------------  ----------   -------- -------------------------------
                                                                                                           VOTING AUTHORITY
                                                                                                    --------------------------------
                     TITLE                 VALUE        SHRS OR     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER     OF CLASS    CUSIP      (x$1000)      PRN AMT     PRN  CALL  DISCRETION  MANAGERS    SOLE       SHARED     NONE
--------------    ----------  ---------  ---------    ----------   ---  ----  ----------  --------- --------   ----------   ------
DICE HOLDINGS      COM         253017107    191,651    22,600,310   SH          SOLE                22,600,310

EMDEON, INC.       COM         29084T104    598,298    49,121,313   SH          SOLE                49,121,313

GENPACT            COM         G3922B107  1,588,124    89,572,699   SH         OTHER(1)                         89,572,699

MERCADOLIBRE       COM         58733R102     91,513     1,267,846   SH          SOLE                1,267,846

NET1 UEPS
TECHNOLOGIES, INC  COM         64107N206     74,089     6,409,091   SH          SOLE                6,409,091

PATNI COMPUTER
SYSTEMS            ADR         703248203    184,481    10,080,933   SH          SOLE                10,080,933

SOUFUN HOLDINGS    ADR         836034108    237,587     3,836,930   SH          SOLE                3,836,930

VIMICRO
CORPORATION        ADR         92718N109      5,148     1,500,934   SH          SOLE                1,500,934

WUXI               ADR         929352102     56,193     3,274,676   SH          SOLE                3,274,676

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



(1) General Atlantic LLC ("General Atlantic") hereby advises that it may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment group affiliated with General Atlantic and another investment group through their shared ownership of Genpact Investment Co. (Bermuda) Limited (f/k/a Genpact Investment Co. (Lux) SICAR S.a.r.l.).


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